Summary of Significant Accounting Policies (Table)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies
Schedule of cash on hand and bank deposits
	June 30, 2025	December 31, 2024

Cash on hand	$3,146	$3,144
Bank deposits	5,975,426	47,538
Total cash shown in the Statement of Cash Flows	$5,978,572	$50,682